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Scudder Variable Series II


o    Scudder Fixed Income Portfolio

Supplement to the currently effective prospectus


Effective October 17, 2003, the following information replaces the disclosure for Scudder Variable Series II: Scudder Fixed Income Portfolio in "The portfolio managers" section of the prospectus.

The following people handle the day-to-day management of the portfolio:

Gary W. Bartlett                          Warren S. Davis                         Thomas Flaherty
CFA, Managing Director of Deutsche Asset  Director of Deutsche Asset Management   Managing Director of Deutsche Asset
Management and Lead Manager of the        and Portfolio Manager of the portfolio. Management and Portfolio Manager of
portfolio.                                  o Joined Deutsche Asset Management in  the portfolio.
  o Joined Deutsche Asset Management in       1995 and the portfolio in 2002.        o Joined Deutsche Asset Management in
   1992 and the portfolio in 2002.          o Began investment career in 1985.         1995 and the portfolio in 2002.
  o Began investment career in 1982.        o MBA, Drexel University.                o Began investment career in 1984.
  o MBA, Drexel University.
                                          Daniel R. Taylor                        Andrew P. Cestone
J. Christopher Gagnier                    CFA, Managing Director of Deutsche      Managing Director of Deutsche Asset
Managing Director of Deutsche Asset       Asset Management and Portfolio Manager  Management and Portfolio Manager of
Management and Portfolio Manager of the   of the portfolio.                       the portfolio.
portfolio.                                  o Joined Deutsche Asset Management in    o Joined Deutsche Asset Management in
  o Joined Deutsche Asset Management          1998 and the portfolio in 2002.          1998 and the portfolio in 2002.
    in 1997 and the portfolio in 2002.      o Prior to that, fixed income            o Prior to that, Investment Analyst,
  o Prior to that, portfolio manager,         portfolio manager, asset-backed          Phoenix Investment Partners, from
    Paine Webber (1984-1997).                 securities analyst and senior            1997 to 1998.
  o Began investment career in 1979.          credit analyst, CoreStates             o Prior to that, Credit Officer,
  o MBA, University of Chicago.               Investment Advisors, from 1992 to        asset based lending group,
                                              1998.                                    Fleet Bank, from 1995 to 1997.



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Scudder Variable Series II


o    Scudder Total Return Portfolio

Supplement to the currently effective prospectus


Effective October 17, 2003, the following information replaces the disclosure for Scudder Variable Series II: Scudder Total Return Portfolio in "The portfolio managers" section of the prospectus.

The following people handle the day-to-day management of the portfolio:

Julie M. Van Cleave                         Daniel R. Taylor                            Janet Campagna
CFA, Managing Director of Deutsche Asset    CFA, Managing Director of Deutsche          Managing Director of Deutsche Asset
Management and Lead Portfolio Manager of    Asset Management and Portfolio Manager      Management and Portfolio Manager of
the portfolio.                              of the portfolio.                           the portfolio.
  o Joined Deutsche Asset Management and      o Joined Deutsche Asset Management in       o Joined Deutsche Asset Management in
    the portfolio in 2002.                      1998 and the portfolio in 2002.             1999 and the portfolio in 2002.
  o Head of Large Cap Growth Portfolio        o Prior to that, fixed income               o Head of global and tactical asset
    Selection Team.                             portfolio manager, asset backed             allocation.
  o Previous experience includes 18             securities analyst and senior             o Investment strategist and manager
    years' investment industry experience       credit analyst, CoreStates                  of the asset allocation strategies
    at Mason Street Advisors, most              Investment Advisors (1992-1998).            group for Barclays Global Investors
    recently serving as Managing Director                                                   from 1994 to 1999.
    and team leader for the large cap       Thomas Flaherty                               o Over fifteen years of investment
    investment team.                        Director of Deutsche Asset Management           industry experience.
  o MBA, University of Wisconsin--          and Portfolio Manager of the portfolio.       o Master's degree in Social Science
    Madison.                                  o Joined Deutsche Asset Management in         from California Institute of
                                                1995 and the portfolio in 2002.             Technology.
J. Christopher Gagnier                        o Began investment career in 1984.          o Ph.D, Political Science from
Managing Director of Deutsche Asset                                                         University of California at Irvine.
Management and Portfolio Manager of the     Jack A. Zehner
portfolio.                                  Director of Deutsche Asset Management       Andrew P. Cestone
  o Joined Deutsche Asset Management in     and Portfolio Manager of the portfolio.     Managing Director of Deutsche Asset
    1997 and the portfolio in 2002.           o Joined Deutsche Asset Management        Management and Portfolio Manager of
  o Prior to that, portfolio manager,           and the portfolio in 2002.              the portfolio.
    Paine Webber (1984-1997).                 o Previous experience includes eight        o Joined Deutsche Asset Management in
  o Began investment career in 1979.            years' investment industry                  1998 and the portfolio in 2002.
                                                experience at Mason Street Advisors       o Prior to that, investment analyst,
Warren S. Davis                                 where he served most recently as            Phoenix Investment Partners, from
Managing Director of Deutsche Asset             Director -- Common Stock.                   1997 to 1998.
Management and Portfolio Manager of the       o MBA, Marquette University.                o Prior to that, credit officer,
portfolio.                                                                                  asset based lending group, Fleet
  o Joined Deutsche Asset Management in                                                     Bank, from 1995 to 1997.
    1995 and the portfolio in 2002.
  o Analyst specializing in mortgage- and                                                Thomas J. Schmid
    asset-backed securities.                                                             CFA, Director of Deutsche Asset
  o Began investment career in 1985.                                                     Management and Portfolio Manager of
  o MBA, Drexel University.                                                              the portfolio.
                                                                                          o Joined Deutsche Asset Management
Gary W. Bartlett                                                                            and the portfolio in 2002.
CFA, Managing Director of Deutsche Asset                                                  o Previous experience includes 15
Management and Lead Manager of the                                                          years' investment industry
portfolio.                                                                                  experience, most recently as
  o Joined Deutsche Asset Management in                                                     Director -- Common Stock at Mason
    1992 and the portfolio in 2002.                                                         Street Advisors.
  o Began investment career in 1982.                                                      o MBA, University of Chicago.
  o MBA, Drexel University.



                    Please Retain This Supplement for Future Reference


October 17, 2003
SVS2-3655